Morgan Stanley US Government Securities Trust
Morgan Stanley US Government Securities Trust

March 2, 2015

Supplement

SUPPLEMENT DATED MARCH 2, 2015 TO THE PROSPECTUS OF
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2014
(the "Fund")

The Board of Trustees of the Fund has approved a decrease in the expense cap with respect to the Class I shares and the authorization of an expense cap with respect to Class L shares, effective March 2, 2015. Accordingly, the following changes to the Prospectus will become effective on March 2, 2015.

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley US Government Securities Trust		A	B		L	I
Advisory Fee		0.42%	0.42%		0.42%	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	[1]	0.25%	0.23%		0.50%	none
Other Expenses		0.23%	0.24%		0.29%	0.24%
Total Annual Fund Operating Expenses	[2]	0.90%	0.89%	[3]	1.21%	0.66%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%	0.03%	[3]	0.09%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.87%	0.86%	[3]	1.12%	0.52%
[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, 1.12% for Class L and 0.52% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[3]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

The Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley US Government Securities Trust (USD $)	1 Year	3 Years	5 Years	10 Years
A	510	691	887	1,452
B	588	574	677	1,061	[1]
L	114	356	617	1,363
I	53	167	291	653
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio after fee waiver and/or expense reimbursement of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Shareholder Information-Share Class Arrangements" for more information.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley US Government Securities Trust (USD $)	1 Year	3 Years	5 Years	10 Years
A	510	691	887	1,452
B	88	274	477	1,061	[1]
L	114	356	617	1,363
I	53	167	291	653
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio after fee waiver and/or expense reimbursement of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Shareholder Information-Share Class Arrangements" for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.